STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)								1 Months Ended													3 Months Ended			8 Months Ended	9 Months Ended		12 Months Ended
	Jul. 29, 2021	Jul. 06, 2021	Jun. 30, 2021	May 19, 2021	May 13, 2021	May 06, 2021	Dec. 04, 2020	Oct. 29, 2021	Aug. 30, 2021	Jun. 30, 2021	Jun. 21, 2021	May 21, 2021	Apr. 26, 2021	Apr. 15, 2021	Mar. 31, 2021	Feb. 26, 2021	Dec. 31, 2020	Dec. 23, 2020	Oct. 31, 2020	Feb. 29, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 21, 2021	Feb. 25, 2021	Dec. 31, 2018
Class of Stock [Line Items]
Preferred stock, shares authorized																					10,000,000				10,000,000
Shares issued for services, value	$ 3,000,000																								$ 8,764,809
Common stock, shares authorized																7,450,000,000	5,000,000,000				7,450,000,000			5,000,000,000	7,450,000,000		5,000,000,000	5,000,000,000	5,000,000,000		5,000,000,000
Common Stock, par or stated value per share																	$ 0.00001				$ 0.00001			$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares, issued																	974,177,443				919,911,833			0	919,911,833		974,177,443	974,177,443	0
Common stock, shares, outstanding																	974,177,443				919,911,833			0	919,911,833		974,177,443	974,177,443	0
Shares issued in reverse merger																									$ 39,967
Number of warrants granted																									29,875,000		262,725,000
Warrant term																	1 year 10 months 17 days				1 year 5 months 8 days				1 year 5 months 8 days		1 year 10 months 17 days	1 year 10 months 17 days
Warrant exercise price																	$ 0.23875				$ 0.30866				$ 0.30866		$ 0.23875	$ 0.23875
Preferred stock, par value																					$ 0.00001				$ 0.00001
Number of shares issued, value																									$ 1,000,000
Share based compensation expenses																					$ 8,619,429				$ 10,185,497
Number of warrant exercise
2020 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares available for grant																														20,000,000
Tickeri Inc [Member]
Class of Stock [Line Items]
Number of shares of common stock																											10,000,000
Shares issued for services, value																							$ 468					$ 468
Common stock, shares authorized															10,000,000		10,000,000										10,000,000	10,000,000
Common Stock, par or stated value per share															$ 0.00001		$ 0.00001										$ 0.00001	$ 0.00001
Common stock, shares, issued															8,500,000		8,500,000										8,500,000	8,500,000
Common stock, shares, outstanding															8,500,000		8,500,000										8,500,000	8,500,000
Number of shares issued, value																											$ 468
Warrant [Member]
Class of Stock [Line Items]
Number of warrants granted																		12,500,000
Warrant term																		1 year
Warrant exercise price																		$ 1.00
Share based compensation expenses																									$ 1,380,721	$ 0
Prior to the Merger [Member]
Class of Stock [Line Items]
Common stock, shares, outstanding																								1,137,094,777					1,137,094,777
Convertible Note Agreements [Member] | Warrant [Member]
Class of Stock [Line Items]
Number of warrants granted				1,425,000	1,575,000				375,000		1,500,000							112,500
Warrant term				2 years	2 years				2 years		2 years							2 years
Warrant exercise price					$ 1.00						$ 1.00							$ 1.00
Debt instrument, conversion price				$ 1.00	$ 1.00				$ 0.90		$ 1.00							$ 0.60
Debt discount				$ 464,127	$ 540,815				$ 102,486		$ 548,344
Consulting Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Number of warrants granted												25,000,000
Warrant term												5 years
Warrant expiration date												May 21, 2026
Fair value of warrants												$ 19,132,393
Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized																7,450,000,000															5,000,000,000
Subsequent Event [Member] | Warrant [Member]
Class of Stock [Line Items]
Proceeds from warrant exercises																			$ 4,000,000
Number of warrant exercise																			20,000,000
Respective Members [Member]
Class of Stock [Line Items]
Ownership percentage																	100.00%				100.00%				100.00%		100.00%	100.00%
Investor [Member]
Class of Stock [Line Items]
Shares issued in reverse merger																								$ 205,500			$ 1,307,441
Two Separate Holders [Member] | Warrant [Member]
Class of Stock [Line Items]
Number of warrants granted							250,000,000
Proceeds from warrant exercises							$ 400,000
Warrant term							2 years
Warrant exercise price							$ 0.20
Consultants And Advisors [Member]
Class of Stock [Line Items]
Share based compensation expenses																									$ 3,009,812
Unrecognized compensation expenses																					$ 3,286,938				$ 3,286,938
Shareholders [Member] | Tickeri Inc [Member]
Class of Stock [Line Items]
Contributed value for working capital																				$ 25,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, redemption term																									Subject to certain conditions set forth in the Series A Certificate of Designation, in the event of a Change of Control (defined in the Series A Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series A Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series A Preferred Stock in cash at a price per share of Series A Preferred Stock equal to 100% of the liquidation value.		Subject to certain conditions set forth in the Series A Certificate of Designation, in the event of a Change of Control (defined in the Series A Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series A Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series A Preferred Stock in cash at a price per share of Series A Preferred Stock equal to 100% of the Liquidation value.
Preferred stock, voting right																									Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.		Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.
Preferred stock, shares authorized																	7,000,000				7,000,000			7,000,000	7,000,000		7,000,000	7,000,000	7,000,000
Preferred stock, shares issued																	7,000,000				7,000,000			0	7,000,000		7,000,000	7,000,000	0
Preferred stock, shares outstanding																	7,000,000				7,000,000			0	7,000,000		7,000,000	7,000,000	0
Preferred stock, par value																	$ 0.00001				$ 0.00001			$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Series A Preferred Stock [Member] | Former Officer [Member]
Class of Stock [Line Items]
Number of shares of common stock																									7,000,000		7,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, redemption term																									Subject to certain conditions set forth in the Series B Certificate of Designation, in the event of a Change of Control (defined in the Series B Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series B Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series B Preferred Stock in cash at a price per share of Series B Preferred Stock equal to 100% of the liquidation value		Subject to certain conditions set forth in the Series B Certificate of Designation, in the event of a Change of Control (defined in the Series B Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series B Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series B Preferred Stock in cash at a price per share of Series B Preferred Stock equal to 100% of the Liquidation value.
Preferred stock, voting right																									Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.		Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.
Conversion of stock, common stock shares issued																									10,000		10,000
Preferred stock, shares authorized																	900,000				900,000			900,000	900,000		900,000	900,000	900,000
Shares issued for services, shares														2,272		493
Preferred stock, shares issued																	0				552,913			0	552,913		0	0	0
Preferred stock, shares outstanding																	0				552,913			0	552,913		0	0	0
Preferred stock, par value																	$ 0.00001				$ 0.00001			$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Series B Preferred Stock [Member] | Immediately [Member]
Class of Stock [Line Items]
Shares issued for services, shares														528
Series B Preferred Stock [Member] | Over One Year [Member]
Class of Stock [Line Items]
Shares issued for services, shares														1,219
Series B Preferred Stock [Member] | Over Two Year [Member]
Class of Stock [Line Items]
Shares issued for services, shares														525
Series B Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock, voting right								for Series B Preferred shareholders holding greater than 750 shares of Series B Preferred Stock, for the calendar months of December 2021 and January 2022, Series B Preferred shareholders shall not have the right, whether by election, operation of law, or otherwise, to convert into Common Stock shares of Series B Preferred stock constituting more than 5% of the total number of Series B Preferred shares held by them
Preferred stock, shares authorized								570,000
Shares issued for services, shares																493
Shares issued for services, value																$ 665,057
Preferred stock, conversion, description								Series B Preferred shareholder may convert is 3% of the total number of Series B Preferred shares held by them.
Series B Preferred Stock [Member] | Respective Members [Member]
Class of Stock [Line Items]
Number of shares of common stock																									552,029		552,029
Stockholders equity, reverse stock split																one-for-four reverse stock split
Preferred stock, shares authorized																7,450,000,000
Number of shares issued, value																$ 39,967
Series B Preferred Stock [Member] | Respective Members [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stockholders equity, reverse stock split																one-for-four reverse stock split
Preferred stock, shares authorized																7,450,000,000
Series B Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Conversion of stock, common stock shares issued						7,962
Number of shares cancelled		9,350
Conversion of stock, shares converted		93,500,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, redemption term																									Subject to certain conditions set forth in the Series C Certificate of Designation, in the event of a Change of Control (defined in the Series C Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series C Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series C Preferred Stock in cash at a price per share of Series C Preferred Stock equal to 100% of the liquidation value.		Subject to certain conditions set forth in the Series C Certificate of Designation, in the event of a Change of Control (defined in the Series C Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series C Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series C Preferred Stock in cash at a price per share of Series C Preferred Stock equal to 100% of the Liquidation value.
Preferred stock, voting right																									Holders of Series C Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of five thousand (5,000) votes for every share of Series C Preferred Stock held.		Holders of Series C Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of five thousand (5,000) votes for every share of Series C Preferred Stock held.
Conversion of stock, common stock shares issued																									5,000		5,000
Preferred stock, shares authorized																	150,000				150,000				150,000		150,000	150,000
Preferred stock, shares issued																	0				0			0	0		0	0	0
Preferred stock, shares outstanding																	0				0			0	0		0	0	0
Preferred stock, par value																	$ 0.00001				$ 0.00001			$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Common Stock [Member]
Class of Stock [Line Items]
Number of shares cancelled																	25,000,000
Adjustment of shares															41,156
Common Stock [Member] | Settlement Of Liability [Member]
Class of Stock [Line Items]
Number of shares of common stock										1,000,000
Common Stock [Member] | Tickeri [Member]
Class of Stock [Line Items]
Number of shares of common stock						9,345,794
Number of shares issued, value						$ 10,000,000
Common Stock [Member] | Chile Country Rights [Member]
Class of Stock [Line Items]
Shares issued for acquisition of Tickeri, shares													437,500
Proceeds from acquisition													$ 1,000,000
Common Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted						79,625,000
Common Stock [Member] | Consultants And Advisors [Member]
Class of Stock [Line Items]
Shares issued for services, shares			5,212,500																		9,322,440
Shares issued for services, value			$ 6,296,750																		$ 8,603,271
Share based compensation expenses																									$ 5,427,171
Unrecognized compensation expenses																					$ 3,176,100				$ 3,176,100